Schedule I - Condensed Financial Information of Registrant (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 01, 2017	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement Of Comprehensive Income Parent Company Only [Abstract]
Equity earnings (losses)			$ 434	$ 397		$ 335
Interest incurred - external			(1,116)	(1,217)		(1,118)
Other income (expense) – net			(25)	85		101
Income (loss) before income taxes			535	(375)		(1,713)
Provision (benefit) for income taxes			(1,974)	(25)		(399)
Net income (loss) attributable to The Williams Companies, Inc.			$ 2,174	$ (424)		$ (571)
Basic earnings (loss) per common share:
Net income (loss)			$ 2.63	$ (0.57)		$ (0.76)
Weighted-average shares (thousands)			826,177	750,673		749,271
Diluted earnings (loss) per common share:
Net income (loss)			$ 2.62	$ (0.57)		$ (0.76)
Weighted-average shares (thousands)			828,518	750,673	[1]	749,271	[1]
Other comprehensive income (loss):
Other comprehensive income (loss)			$ 100	$ 172		$ (171)
Comprehensive Income (loss) attributable to The Williams Companies, Inc.			2,275	(321)		(672)
Assets, Current [Abstract]
Cash and cash equivalents			170	100		240		$ 899	$ 170	$ 100
Other current assets and deferred charges								191	216
Total current assets								2,179	1,462
Property, plant, and equipment – net								28,211	28,428
Other noncurrent assets								619	581
Total assets								46,352	46,835
Liabilities, Current [Abstract]
Accounts payable								978	623
Total current liabilities								2,646	2,949
Long-term debt								20,434	22,624
Deferred income taxes								3,147	4,238
Contingent liabilities and commitments
Equity: [Abstract]
Common stock								861	785
Total stockholders’ equity								9,656	4,643
Total liabilities and stockholders' equity								46,352	46,835
Condensed Statement Of Cash Flows Parent Company Only [Abstract]
Net Cash Provided (Used) by Operating Activities			3,089	4,155		3,114
FINANCING ACTIVITIES:
Proceeds from long-term debt			3,333	6,528		9,772
Payments of long-term debt			(5,925)	(7,091)		(6,516)
Proceeds from issuance of common stock	$ 2,100		2,131	9		27
Dividends paid			(992)	(1,261)		(1,836)
Other – net			(92)	(16)		(31)
Net cash provided (used) by financing activities			(2,460)	(3,194)		451
INVESTING ACTIVITIES:
Capital expenditures			(2,814)	(2,145)		(3,336)
Other – net			(21)	35		79
Net cash provided (used) by investing activities			100	(891)		(3,705)
Increase (decrease) in cash and cash equivalents			729	70		(140)
Cash and cash equivalents at beginning of year			170	100		240
Cash and cash equivalents at end of year			899	170		100
Parent Company [Member]
Condensed Statement Of Comprehensive Income Parent Company Only [Abstract]
Equity in earnings of consolidated subsidiaries			898	522		232
Interest incurred - external			(261)	(268)		(255)
Interest incurred - affiliate			(413)	(568)		(828)
Interest income - affiliate			0	0		6
Other income (expense) – net			(23)	(53)		(75)
Income (loss) before income taxes			201	(367)		(920)
Provision (benefit) for income taxes			(1,973)	57		(349)
Net income (loss) attributable to The Williams Companies, Inc.			$ 2,174	$ (424)		$ (571)
Basic earnings (loss) per common share:
Net income (loss)			$ 2.63	$ (0.57)		$ (0.76)
Weighted-average shares (thousands)			826,177	750,673		749,271
Diluted earnings (loss) per common share:
Net income (loss)			$ 2.62	$ (0.57)		$ (0.76)
Weighted-average shares (thousands)			828,518	750,673		749,271
Other comprehensive income (loss):
Equity in other comprehensive income (loss) of consolidated subsidiaries			$ (2)	$ 171		$ (204)
Other comprehensive income (loss) attributable to The Williams Companies, Inc.			102	1		33
Other comprehensive income (loss)			100	172		(171)
Other comprehensive income (loss) attributable to noncontrolling interests			(1)	69		(70)
Comprehensive Income (loss) attributable to The Williams Companies, Inc.			2,275	(321)		(672)
Assets, Current [Abstract]
Cash and cash equivalents			14	12		49		14	14	12
Other current assets and deferred charges								10	16
Total current assets								24	30
Investments in and advances to consolidated subsidiaries								25,268	22,359
Property, plant, and equipment – net								77	77
Other noncurrent assets								6	8
Total assets								25,375	22,474
Liabilities, Current [Abstract]
Accounts payable								20	27
Other current liabilities								187	169
Total current liabilities								207	196
Long-term debt								4,438	4,939
Notes payable - affiliates								7,763	8,171
Pension, other postretirement and other noncurrent liabilities								164	287
Deferred income taxes								3,147	4,238
Equity: [Abstract]
Common stock								861	785
Other stockholders' equity								8,795	3,858
Total stockholders’ equity								9,656	4,643
Total liabilities and stockholders' equity								25,375	22,474
Condensed Statement Of Cash Flows Parent Company Only [Abstract]
Net Cash Provided (Used) by Operating Activities			(648)	(827)		(1,181)
FINANCING ACTIVITIES:
Proceeds from long-term debt			1,635	2,280		2,097
Payments of long-term debt			(2,140)	(2,155)		(1,817)
Changes in notes payable to affiliates			(408)	9		2,211
Proceeds from issuance of common stock			2,131	9		27
Dividends paid			(992)	(1,261)		(1,836)
Other – net			(9)	(6)		(30)
Net cash provided (used) by financing activities			217	(1,124)		652
INVESTING ACTIVITIES:
Capital expenditures			(22)	(13)		(29)
Changes in investments in and advances to consolidated subsidiaries			453	1,966		521
Net cash provided (used) by investing activities			431	1,953		492
Increase (decrease) in cash and cash equivalents			0	2		(37)
Cash and cash equivalents at beginning of year			14	12		49
Cash and cash equivalents at end of year			14	14		12
Guarantees [Abstract]
Guarantor Obligations, Maximum Exposure, Undiscounted								305
Cash Dividends Received [Abstract]
Proceeds from Dividends Received			$ 1,900	$ 1,700		$ 1,800
Williams Partners [Member]
Condensed Financial Statements, Captions [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		30 years
Goodwill								$ 47	$ 47	$ 47

[1]	For the years ended December 31, 2016 and December 31, 2015, 0.6 million and 1.7 million weighted-average nonvested restricted stock units, and 0.5 million and 1.5 million weighted-average stock options have been excluded from the computation of diluted earnings (loss) per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to The Williams Companies, Inc.